Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2012
Registrant Name	ALGER PORTFOLIOS
Central Index Key	0000832566
Amendment Flag	false
Document Creation Date	May 02, 2013
Document Effective Date	May 02, 2013
Prospectus Date	May 01, 2013
I-2 Class Prospectus | Alger Capital Appreciation Portfolio | Alger Capital Appreciation Portfolio Class I-2
Risk/Return:
Trading Symbol	ALVOX
I-2 Class Prospectus | Alger Balanced Portfolio | Alger Balanced Portfolio Class I-2
Risk/Return:
Trading Symbol	ABLOX